Segment Financial Data (By Geographic Region) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 11,694	$ 11,373	$ 11,329	$ 10,953	$ 10,121	$ 8,412	$ 8,333	$ 7,836	$ 45,349	$ 34,701	$ 29,713
External Net Sales by Geography									45,349	34,701	29,713
United States Export Sales									$ 16,784	$ 13,538	$ 10,398
Operating Income (Loss)									$ 4,914	$ 2,877	$ 2,989
Long-Lived Assets by Geography									10,322	9,906	7,807
Europe [Member]
External Net Sales by Geography									4,419	3,092	2,747
United States Export Sales									$ 7,078	$ 6,217	$ 5,197
Operating Income (Loss)									$ 1,480	$ 1,027	$ 826
Long-Lived Assets by Geography									1,268	1,272	1,147
Asia Pacific [Member]
External Net Sales by Geography									1,989	1,645	1,779
United States Export Sales									$ 6,411	$ 5,355	$ 3,526
Operating Income (Loss)									$ 444	$ 365	$ 351
Long-Lived Assets by Geography									917	905	685
Other Geographic Regions [Member]
External Net Sales by Geography									5,387	4,648	4,350
United States Export Sales									$ 3,295	$ 1,966	$ 1,675
Operating Income (Loss)									$ 557	$ 390	$ 711
Long-Lived Assets by Geography									1,089	1,064	1,082
UNITED STATES
External Net Sales by Geography									35,125	26,646	21,975
Operating Income (Loss)									$ 3,287	$ 1,790	$ 1,603
Long-Lived Assets by Geography									6,507	6,165	4,424
UNITED STATES
Revenues									$ 35,125	$ 26,646
Other [Member]
Revenues									5,387	4,648
Asia Pacific [Member]
Revenues									1,989	1,645
Europe [Member]
Revenues									$ 4,419	$ 3,092
Eliminations and other
External Net Sales by Geography									(1,571)	(1,330)	(1,138)
Operating Income (Loss)									$ (854)	$ (695)	$ (502)
Long-Lived Assets by Geography									541	500	469
Total Segments [Member]
Revenues									$ 46,920	$ 36,031	$ 30,851
Operating Income (Loss)									5,768	3,572	3,491
Collins Aerospace Systems [Member]
Revenues									26,028	16,634	14,691
Operating Income (Loss)									4,100	2,303	2,191
Collins Aerospace Systems [Member] | UNITED STATES
Revenues									18,977	11,794
Collins Aerospace Systems [Member] | Other [Member]
Revenues									2,305	1,974
Collins Aerospace Systems [Member] | Asia Pacific [Member]
Revenues									825	368
Collins Aerospace Systems [Member] | Europe [Member]
Revenues									3,921	2,498
Pratt and Whitney [Member]
Revenues									20,892	19,397	16,160
Operating Income (Loss)									1,668	1,269	1,300
Pratt and Whitney [Member] | UNITED STATES
Revenues									16,148	14,852
Pratt and Whitney [Member] | Other [Member]
Revenues									3,082	2,674
Pratt and Whitney [Member] | Asia Pacific [Member]
Revenues									1,164	1,277
Pratt and Whitney [Member] | Europe [Member]
Revenues									498	594
Eliminations and other [Member]
Revenues									(1,571)	(1,330)	(1,138)
Operating Income (Loss)									$ (339)	$ (220)	$ (63)